Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	SFr 64.6	SFr 70.3
Additions	4.5	4.4
Amortization	(10.8)	(10.1)
Exchange Difference		(0.1)
Intangible assets and goodwill at end of the period	58.3	64.6
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	101.2	96.9
Intangible assets and goodwill at end of the period	105.7	101.2
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(36.6)	(26.6)
Intangible assets and goodwill at end of the period	(47.4)	(36.6)
Patents, licenses and other rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	50.9	54.2
Additions	1.4	1.2
Amortization	(4.7)	(4.5)
Exchange Difference		0.0
Intangible assets and goodwill at end of the period	47.5	50.9
Patents, licenses and other rights | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	70.4	69.2
Intangible assets and goodwill at end of the period	71.8	70.4
Patents, licenses and other rights | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(19.6)	(15.0)
Intangible assets and goodwill at end of the period	(24.3)	(19.6)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	11.9	14.4
Additions	3.0	3.1
Amortization	(6.0)	(5.5)
Exchange Difference		(0.1)
Intangible assets and goodwill at end of the period	9.0	11.9
Software | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	29.0	25.9
Intangible assets and goodwill at end of the period	32.1	29.0
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(17.1)	(11.6)
Intangible assets and goodwill at end of the period	(23.1)	(17.1)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Amortization	0.0	0.0
Exchange Difference		0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0